DERIVATIVE LIABILITY - Schedule of calculation of fair value adjustment (Details) - Year	Jan. 31, 2020	May 24, 2019	Feb. 04, 2019	Jan. 31, 2019	Jun. 13, 2018
DERIVATIVE LIABILITY [abstract]
Discount rate	1.36%	2.50%	2.19%	1.91%	1.91%
Expected life in years	6.14	7	7	2.50	3.0
Expected stock volatility	100.00%	100.00%	100.00%	100.00%	112.00%
Expected volatility of foreign exchange	5.29%	5.29%	5.84%	5.84%	6.66%